Other income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other income and expenses
Schedule of other operating income

in EUR k	2022	2021	2020
		(Restated)	(Restated)
Government grants	1,958	2,263	2,152
Gain on disposal of property, plant and equipment	53	18	2
VAT refund from tax authorities	970	—	—
Others	793	613	238
Total other operating income	3,774	2,894	2,392

Schedule of other operating expenses

in EUR k	2022	2021	2020

Currency losses	741	86	10
Other	—	—	172
Total other operating expenses	741	86	182

Schedule of finance costs, net

in EUR k	2022	2021	2020
Interest expenses from loans	(2,934)	(218)	(154)
Changes in FV of warrants	2,574	—	—
Changes in FV of floor	(376)	—	—
Changes in FV of prepayment option	510	—	—
Currency losses	(963)	—	(362)
Unwinding of the discount on lease liabilities	(637)	(584)	(865)
Interest income from loans and receivables	3	3	6
Total	(1,823)	(799)	(1,375)

Schedule of employee benefits expense

in EUR k	2022*	2021*	2020*
Wages and salaries	29,690	32,655	28,008
Social security contributions	4,415	4,588	3,714
Share‑based payments	(1,461)	5,471	3,486
Termination benefits	319	1,158	569
Total	32,963	43,872	35,777